Securities (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	July 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$5,144	$2	$(312)	$4,834	$4,081	$1	$(301)	$3,781
Provincial and municipal	3,117	5	(540)	2,582	2,685	6	(567)	2,124
U.S. federal, state, municipal and agencies	63,945	209	(1,675)	62,479	46,034	343	(2,019)	44,358
Other OECD government	6,419	3	(5)	6,417	5,154	7	(17)	5,144
Mortgage-backed securities	2,608	1	(58)	2,551	2,985	1	(98)	2,888
Asset-backed securities
CDO	7,674	4	(60)	7,618	7,741	3	(220)	7,524
Non-CDO securities	439	2	(9)	432	547	–	(23)	524
Corporate debt and other debt	29,496	47	(74)	29,469	25,852	51	(183)	25,720
Equities	627	321	(6)	942	551	284	(7)	828
	$119,469	$594	$(2,739)	$117,324	$95,630	$696	$(3,435)	$92,891

(1)	Excludes $78,698 million of held-to-collect securities as at July 31, 2023 that are carried at amortized cost, net of allowance for credit losses (October 31, 2022 – $77,127 million).
(2)	Gross unrealized gains and losses includes $(23) million of allowance for credit losses on debt securities at FVOCI as at July 31, 2023 (October 31, 2022 – $(19) million) recognized in income and Other components of equity.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	July 31, 2023				July 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total

Balance at beginning of period	$3	$2	$(25)	$(20)	$2	$2	$(17)	$(13)
Provision for credit losses
Transfers to stage 1	1	(1)	–	–	1	(1)	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	–	(1)	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	(2)	(1)	(2)	(5)	(2)	–	(2)	(4)
Exchange rate and other	–	1	1	2	–	–	–	–
Balance at end of period	$3	$–	$(26)	$(23)	$2	$1	$(19)	$(16)

	For the nine months ended
	July 31, 2023				July 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$3	$1	$(23)	$(19)	$2	$1	$(12)	$(9)
Provision for credit losses
Transfers to stage 1	1	(1)	–	–	1	(1)	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	2	–	–	2
Sales and maturities	(1)	(1)	–	(2)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(3)	1	(7)	(9)	(1)	–	(7)	(8)
Exchange rate and other	(1)	–	4	3	(1)	1	–	–
Balance at end of period	$3	$–	$(26)	$(23)	$2	$1	$(19)	$(16)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	July 31, 2023				July 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$9	$13	$–	$22	$9	$16	$–	$25
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	1	–	–	1
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(1)	2	–	1	(3)	(2)	–	(5)
Exchange rate and other	(1)	(1)	–	(2)	–	1	–	1
Balance at end of period	$10	$14	$–	$24	$7	$15	$–	$22

	For the nine months ended
	July 31, 2023				July 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$14	$–	$22	$5	$18	$–	$23
Provision for credit losses
Model changes	–	–	–	–	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	8	–	–	8	9	–	–	9
Sales and maturities	–	–	–	–	(1)	–	–	(1)
Changes in risk, parameters and exposures	(6)	1	–	(5)	(6)	(4)	–	(10)
Exchange rate and other	–	(1)	–	(1)	–	1	–	1
Balance at end of period	$10	$14	$–	$24	$7	$15	$–	$22

Summary of Credit risk exposure on Investment Securities by internal risk rating

	As at
	July 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$115,552	$1	$–	$115,553	$91,177	$56	$–	$91,233
Non-investment grade	688	–	–	688	680	–	–	680
Impaired	–	–	141	141	–	–	150	150
	116,240	1	141	116,382	91,857	56	150	92,063
Items not subject to impairment (2)				942				828
				$117,324				$92,891
Securities at amortized cost
Investment grade	$77,572	$–	$–	$77,572	$76,035	$–	$–	$76,035
Non-investment grade	948	202	–	1,150	898	216	–	1,114
Impaired	–	–	–	–	–	–	–	–
	78,520	202	–	78,722	76,933	216	–	77,149
Allowance for credit losses	10	14	–	24	8	14	–	22
	$78,510	$188	$–	$78,698	$76,925	$202	$–	$77,127

(1)	Reflects $141 million of purchased credit impaired securities (October 31, 2022 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.